AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.1%
Long-Term Municipal Bonds – 91.3%
Alabama – 6.2%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.25%, 01/01/2054	$2,000	$2,142,076
Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a) (b)	10,000	10,017,003
Series 2022-F 5.50%, 11/01/2053	2,000	2,128,636
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052 1,000		970,318
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	2,000	2,213,440
Southeast Alabama Gas Supply District/The (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,000	2,135,354
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	1,000	1,084,105
5.984% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,064,139
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,614,415
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	1,000	1,066,611

		34,436,097

Alaska – 0.4%
Alaska Housing Finance Corp. (Pre-refunded - Others) Series 2023 4.39%, 07/01/2026 (Pre-refunded/ETM)(c)	2,000	2,017,521

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	135	148,321

Arizona – 1.6%
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(c)	1,000	862,517

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	$1,000	$845,355
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)	1,000	60,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)	100	77,483
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,069,366
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	870,149
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	776,213
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	98,421
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)	250	258,151
7.00%, 11/15/2057(c)	250	257,560
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	600	532,454
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,138,333

		8,846,002

Arkansas – 0.3%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 7.38%, 07/01/2048(c)	1,300	1,398,990
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	202,969

		1,601,959

	Principal Amount (000)	U.S. $ Value

California – 11.0%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2049(g)	$1,000	$538,618
AGM Series 2024-C Zero Coupon, 10/01/2053(h)	1,000	234,823
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	254,909
Series 2023 4.84%, 04/01/2065(f) (i)	1,974	1,995,992
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,139,432
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,445	4,699,157
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.00%, 12/01/2053	1,000	1,056,254
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053(b)	10,000	10,593,005
5.194% (SOFR + 1.63%), 07/01/2053(a)	2,000	1,989,261
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	848,224
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	250	206,841
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	500	343,852
4.00%, 08/01/2046(c)	500	426,293
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	1,000	662,845
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)	2,500	144,442
5.50%, 02/01/2040(c)	1,000	931,524

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(c)	$2,550	$2,550,219
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(c)	995	50,146
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	262,181
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,083,069
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)	250	250,090
Series 2023 5.00%, 07/01/2035(c)	1,250	1,348,231
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(c)	1,000	1,017,814
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(c)	1,000	973,943
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,107,248
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(c)	1,000	1,006,316
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,076,408
Series 2022 5.25%, 05/15/2047	2,000	2,166,086
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	400	305,189
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	500	340,725

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	$1,000	$850,109
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	1,000	661,330
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	500	338,215
4.00%, 05/01/2057(c)	350	244,320
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	500	347,538
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	400	335,919
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	200	149,143
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	500	413,561
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	500	338,596
4.00%, 07/01/2058(c)	200	133,772
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	200	148,023
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	300	200,601

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	$1,000	$685,132
4.00%, 12/01/2056(c)	400	289,352
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	1,000	730,229
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	671,706
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,000	686,527
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	895	824,492
Series 2021-B Zero Coupon, 06/01/2066	2,500	289,308
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	1,000	854,144
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052	1,000	1,023,393
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	1,000	1,002,668
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	1,000	1,041,310
Series 2023-E 5.50%, 05/01/2040	1,315	1,498,209
State of California Series 2023 5.00%, 09/01/2043	5,000	5,785,004
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	200	34,088
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	1,000	212,845

		60,392,671

	Principal Amount (000)	U.S. $ Value

Colorado – 1.4%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	$500	$463,486
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	500	510,892
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	614,968
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	1,002,283
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	773,377
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	65,013
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	212,953
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	87,876
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030 (Pre-refunded/ETM)	200	206,389
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d) (e) (f)	250	188,020
E-470 Public Highway Authority Series 2021-B 3.908% (SOFR + 0.35%), 09/01/2039(a)	1,000	997,690
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	500	470,421
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	564	468,492
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)	250	257,439

	Principal Amount (000)	U.S. $ Value

Pueblo Urban Renewal Authority Series 2021-B Zero Coupon, 12/01/2025(c)	$260	$209,885
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	518,518
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2028	380	397,342
AGM Series 2020 5.00%, 12/01/2050	100	104,929

		7,549,973

Connecticut – 0.5%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	615	660,691
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,189,477
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	103,609

		2,953,777

District of Columbia – 1.2%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2037(h)	3,500	4,151,185
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	262,930
Metropolitan Washington Airports Authority Aviation Revenue Series 2015-A 5.00%, 10/01/2034	2,000	2,002,308

		6,416,423

Florida – 4.4%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	1,000	878,375
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	93,758
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	2,000	132,559
5.00%, 07/01/2056(c)	1,090	974,795

	Principal Amount (000)	U.S. $ Value

City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.375%, 06/01/2057	$1,000	$1,029,000
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	242,480
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2055	200	180,972
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	795,114
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	265	269,491
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	129,326
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2051(c)	1,000	956,993
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(c)	3,000	3,334,104
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(c)	100	107,735
Series 2023-B 6.45%, 05/01/2027(c)	275	281,760
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	350	337,766
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)	695	706,067
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.00%, 10/01/2042(c)	1,000	960,068
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(c)	100	83,334

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)	$100	$101,690
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2055	1,000	974,234
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 5.75%, 06/15/2047	1,000	1,060,724
Hillsborough County Aviation Authority Series 2018 5.00%, 10/01/2024	1,765	1,781,679
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	426,032
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(c)	1,000	959,090
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	100	104,734
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	250	228,267
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	919,586
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	200	153,765
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	100	114,772
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,000	1,005,134
School Board of Miami-Dade County (The) Series 2023 5.00%, 06/18/2024	3,000	3,018,260
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	605	523,716

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(c)	$100	$101,436
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2019 5.00%, 03/01/2024	1,160	1,161,501

		24,128,317

Georgia – 4.6%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	145	147,477
5.00%, 07/01/2031	1,065	1,139,380
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	1,000	1,005,712
7.00%, 06/01/2041(c)	230	231,264
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	1,000	965,325
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,234,272
Series 2023-A 5.00%, 06/01/2053	3,000	3,170,440
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.258% (SOFR + 1.70%), 12/01/2053(a)	2,000	2,008,651
Series 2023-B 5.00%, 07/01/2053	1,000	1,060,251
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	2,000	2,003,237
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	105,059
5.00%, 01/01/2049	2,000	2,043,165
Series 2022 5.50%, 07/01/2063	1,500	1,589,338
AGM Series 2023 5.00%, 07/01/2064	1,000	1,046,334
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	5,000	5,887,180

		25,637,085

	Principal Amount (000)	U.S. $ Value

Guam – 0.5%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	$1,000	$771,716

Guam Power Authority Series 2022-A 5.00%, 10/01/2043	500	523,459
Territory of Guam Series 2019 5.00%, 11/15/2031	175	181,938
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	200	197,910
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2029	1,000	1,064,889

		2,739,912

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,055,073

Illinois – 5.3%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	240	239,693
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,000
Series 2019-A 5.00%, 12/01/2029	100	105,446
5.00%, 12/01/2030	100	104,743
Series 2019-B 5.00%, 12/01/2033	100	104,397
Series 2021-A 5.00%, 12/01/2033	1,000	1,054,724
Series 2023 5.25%, 04/01/2040	2,000	2,176,160
5.50%, 04/01/2042	1,000	1,110,028
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034	335	338,106
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,015,003
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(c)	1,000	1,024,007
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	88,534
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,034,922
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	77	42,312

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	$250	$254,601
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	1,000	1,001,310
7.17%, 11/01/2038	100	102,314
Illinois State Toll Highway Authority Series 2024-A 5.00%, 01/01/2036	1,000	1,205,614
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	607,616
Series 2017 0.00%, 12/15/2042(g)	1,000	742,176
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042	640	676,931
State of Illinois Series 2010 7.35%, 07/01/2035	214	233,532
Series 2016 5.00%, 02/01/2024	375	375,000
Series 2017-D 5.00%, 11/01/2026	930	975,349
Series 2018-A 5.00%, 10/01/2027	1,000	1,064,436
Series 2022-A 5.50%, 03/01/2047	1,000	1,102,583
Series 2022-C 5.50%, 10/01/2045	1,000	1,114,241
Series 2023-B 5.00%, 05/01/2033	6,000	6,803,548
Series 2023-D 5.00%, 07/01/2024	1,690	1,700,429
State of Illinois Sales Tax Revenue Series 2021 5.00%, 06/15/2025	1,000	1,024,431
Series 2024-A 5.00%, 06/15/2025(h)	1,000	1,023,794

		29,445,980

Indiana – 1.9%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)	150	117,194
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,021,913
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	1,110	834,491

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2045(h)	$1,000	$1,082,148
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	102,950
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	798,761
Series 2023-2 4.00%, 11/15/2037	100	87,035
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	190,626
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	165	149,149
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	978,880
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(c)	1,000	800,254
Series 2021-B 4.00%, 04/01/2024	100	99,558
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	359,852
6.00%, 03/01/2053	250	270,187
Series 2023-F 7.75%, 03/01/2067	250	265,068
BAM Series 2023 5.25%, 03/01/2067	3,000	3,236,523

		10,394,589

Iowa – 1.1%
Iowa Finance Authority Series 2022-E 4.524% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,961,716
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	500	408,676

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	$100	$91,992
4.00%, 12/01/2041	170	136,103
4.00%, 12/01/2046	115	87,068
4.00%, 12/01/2051	205	149,620

		5,835,175

Kansas – 0.1%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)	100	104,900
6.50%, 11/15/2042(c)	300	309,570

		414,470

Kentucky – 0.9%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2034	385	388,794
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(c)	295	284,762
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	181,459
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	996,607
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	157,771
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	52,196
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	434,278
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)	130	129,804
5.75%, 11/01/2040(c)	600	604,837
Series 2022-B 6.75%, 11/01/2040(c)	100	100,767

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	$1,000	$1,001,085
Series 2020-A 4.00%, 12/01/2050	600	600,860
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	233,563

		5,166,783

Louisiana – 3.2%
City of New Orleans LA Water System Revenue (Pre-refunded - US Govt Agencies) Series 2014 5.00%, 12/01/2034 (Pre-refunded/ETM)	100	101,583
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2023 4.00%, 12/01/2046	10,000	10,002,015
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,031,125
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	704,190
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(c)	2,000	2,031,228
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(c)	1,025	1,039,072
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(j)	250	2
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,365,006
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	215	218,345
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.217% (SOFR + 0.50%), 05/01/2043(a)	990	969,092

		17,461,658

	Principal Amount (000)	U.S. $ Value

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)	$100	$100,287

Maryland – 1.3%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	545,584
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,095,522
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	1,000	1,026,277
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	522,933
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	1,500	1,736,111
State of Maryland Series 2017-B 5.00%, 08/01/2025	1,000	1,032,325
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025	1,000	1,033,044

		6,991,796

Massachusetts – 0.7%
Commonwealth of Massachusetts Series 2024-A 5.00%, 01/01/2040	1,000	1,156,835
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023-B 5.00%, 06/01/2051	2,000	2,205,930
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	621,131

		3,983,896

	Principal Amount (000)	U.S. $ Value

Michigan – 1.9%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)	$245	$184,729
Series 2018 5.00%, 04/01/2038	75	76,981
Series 2021-A 5.00%, 04/01/2046	2,000	2,041,218
Series 2021-B 3.644%, 04/01/2034	200	159,240
Series 2023-A 5.25%, 05/01/2026	1,000	1,029,068
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.346% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	1,000	952,208
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	1,010	1,011,995
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,000	1,006,381
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	916,940
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2024	1,000	1,014,176
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	1,610	1,637,655
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	334,848

		10,365,439

Minnesota – 0.6%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.21%, 01/01/2042(c) (g)	1,000	1,022,172
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(c)	1,000	1,006,547
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	215	215,160
5.66%, 07/01/2041(c)	585	587,509

	Principal Amount (000)	U.S. $ Value

Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	$100	$85,016
4.00%, 07/01/2041	100	78,569
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(c)	100	67,466
4.00%, 06/01/2056(c)	100	65,102

		3,127,541

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	500	493,995
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(c)	1,000	946,737
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	250	256,015

		1,696,747

Missouri – 0.3%
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)	170	153,409
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	244,207
Missouri Highway & Transportation Commission Series 2019-B 5.00%, 11/01/2025	1,000	1,036,432
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)	100	100,351

		1,534,399

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,056,686

	Principal Amount (000)	U.S. $ Value

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	$2,000	$264,868
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	415	394,788
State of Nevada Series 2015-D 5.00%, 04/01/2027	1,000	1,023,551
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)	770	779,753

		2,462,960

New Jersey – 4.1%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,100	985,930
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.398%, 03/01/2033	1,000	1,028,351
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,000	1,003,757
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2026(h)	1,000	1,042,456
5.00%, 06/15/2034(h)	2,000	2,347,477
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	210,406
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 5.00%, 07/01/2045	100	103,355
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	293,657
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	574,147
Series 2018-A 5.00%, 06/15/2024	1,085	1,091,689

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2024	$3,000	$3,019,817
Series 2018-A 5.00%, 12/15/2024	1,975	2,006,811
5.00%, 12/15/2035	340	367,129
Series 2023-B 5.00%, 06/15/2040	1,250	1,414,666
New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	540	585,526
South Jersey Transportation Authority BAM Series 2022 5.25%, 11/01/2052	1,000	1,085,673
State of New Jersey Series 2020 5.00%, 06/01/2025	2,000	2,053,530
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	3,260	3,315,731

		22,530,108

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	796,819

New York – 6.1%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)	500	455,373
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	1,033,156
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	2,000	2,002,513
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	1,000	1,119,330
Metropolitan Transportation Authority Series 2020-A 5.00%, 11/15/2045	1,000	1,079,707
Series 2020-C 5.00%, 11/15/2050	1,000	1,048,179
5.25%, 11/15/2055	1,000	1,058,869
Series 2020-E 4.00%, 11/15/2026	1,155	1,187,666
Series 2021-D 3.888% (SOFR + 0.33%), 11/01/2035(a)	845	844,531

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(c)	$1,000	$1,000,389
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	488,395
New York City Municipal Water Finance Authority Series 2015-G 5.00%, 06/15/2027 (Pre-refunded/ETM)	1,000	1,029,989
Series 2023 5.00%, 06/15/2034	1,000	1,232,279
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	943,465
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	54,098
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)	1,215	1,216,115
5.375%, 11/15/2040(c)	115	115,082
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	2,000	2,213,036
New York State Dormitory Authority Series 2014-A 5.00%, 02/15/2028	425	425,290
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(c)	1,000	958,917
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	275	269,612
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049	1,000	1,049,487
5.125%, 06/30/2060	2,000	2,092,527
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	150,077
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	372,948
Series 2022-E 3.596%, 04/01/2026(b)	10,000	9,979,608

	Principal Amount (000)	U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$120	$97,047
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)	250	246,740
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)	100	76,982

		33,841,407

North Carolina – 1.5%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2025	1,060	1,083,249
Series 2023 5.00%, 07/01/2048	2,200	2,352,876
Fayetteville State University Series 2023 5.00%, 04/01/2038(c)	1,045	1,154,810
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2048	2,500	2,705,877
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	523,605
AGM Series 2024 Zero Coupon, 01/01/2053	1,000	246,133

		8,066,550

North Dakota – 0.4%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2048	1,000	1,065,306
5.00%, 12/01/2053	1,250	1,320,752
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f)	100	3,000

		2,389,058

Ohio – 3.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,910	1,803,273
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	177,260
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(c)	480	396,216

	Principal Amount (000)	U.S. $ Value

County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2024	$1,160	$1,177,592
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	366,444
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	205,859
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,041,797
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	78,426
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	100	29,000
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,060,595
6.75%, 12/01/2052	250	265,586
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)	1,000	727,957
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	556,405
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	100	96,967
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(a) (b)	10,000	9,720,681

		17,704,058

Oklahoma – 0.6%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2039	505	401,243
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.25%, 08/15/2048	1,000	991,497
5.50%, 08/15/2052	1,000	1,008,150
Series 2022-A 5.50%, 08/15/2044	1,000	990,839

		3,391,729

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.375%, 11/15/2055	$1,000	$920,918

Other – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)	498	510,995
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(c)	375	313,280

		824,275

Pennsylvania – 7.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 5.25% (MUNIPSA + 0.70%), 11/15/2047(a)	2,000	1,975,165
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(c)	495	500,392
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	617,401
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	749,339
5.00%, 07/01/2054	250	200,918
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)	250	244,464
Commonwealth of Pennsylvania Series 2023 5.00%, 09/01/2024	1,000	1,011,255
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	866,968

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	$2,000	$2,100,384
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	737,559
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	82,701
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,060,565
AGM Series 2022 5.00%, 12/31/2057	1,000	1,058,137
5.75%, 12/31/2062	1,000	1,123,712
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	510	376,935
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	885	870,398
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	101,327
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 5.25% (MUNIPSA + 0.70%), 11/15/2047(a)	3,000	2,961,613
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.55%, 07/15/2041(b)	10,000	9,990,364
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	100	97,309
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(c)	1,000	1,004,184
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.517%, 09/01/2040(b)	10,000	9,701,419

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	$1,350	$1,428,696

		38,861,205

Puerto Rico – 2.6%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	2,600	215,359
Series 2008-B Zero Coupon, 05/15/2057	5,000	316,563
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	20	19,753
Zero Coupon, 07/01/2033	779	495,156
4.00%, 07/01/2033	2,000	1,940,318
4.00%, 07/01/2046	134	119,285
5.625%, 07/01/2027	286	302,039
Series 2022-A Zero Coupon, 11/01/2051	805	340,272
Series 2022-C 0.00%, 11/01/2043	5,476	3,032,098
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	111	104,291
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	31	31,236
Series 2020-A 5.00%, 07/01/2035(c)	500	512,655
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (e)	85	26,138
5.00%, 07/01/2037(d) (e)	600	184,500
Series 2008-W 5.00%, 07/01/2028(d) (e)	245	75,337
Series 2008-WW 5.375%, 07/01/2024(d) (e)	125	38,437
Series 2010-A 5.25%, 07/01/2029(d) (e)	100	30,750
5.25%, 07/01/2030(d) (e)	15	4,613
Series 2010-C 5.00%, 07/01/2024(d) (e)	25	7,688
5.25%, 07/01/2027(d) (e)	150	46,125
5.25%, 07/01/2028(d) (e)	305	93,787
Series 2010-DDD 5.00%, 07/01/2021(d) (j)	15	4,613
Series 2010-X 5.25%, 07/01/2040(d) (e)	820	252,150
5.75%, 07/01/2036(d) (e)	625	192,187
Series 2010-ZZ 5.25%, 07/01/2018(d) (j)	150	46,125

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2024(d) (e)	$40	$12,300
Series 2012-A 5.00%, 07/01/2029(d) (e)	50	15,375
5.00%, 07/01/2042(d) (e)	100	30,750
5.05%, 07/01/2042	110	33,825
Series 2013-A 7.00%, 07/01/2033	100	30,750
7.00%, 07/01/2040(d) (e)	100	30,750
AGM Series 2007-V 5.25%, 07/01/2027	1,000	1,000,261
5.25%, 07/01/2031	375	373,844
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,072,763
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)	350	245,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	3	2,954
Zero Coupon, 07/01/2027	17	14,944
Zero Coupon, 07/01/2029	17	13,815
Zero Coupon, 07/01/2046	2,111	655,870
Series 2019-A 4.329%, 07/01/2040	440	437,251
5.00%, 07/01/2058	867	867,641

		14,269,568

South Carolina – 0.8%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	150	147,469
5.26%, 11/01/2032	100	97,261
5.41%, 11/01/2039	310	296,980
6.28%, 11/01/2039	100	95,505
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)	1,000	999,883
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	1,000	1,077,340
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(c)	565	557,139
Series 2023-B 7.50%, 08/01/2047(c)	210	204,802

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)	$100	$65,974
6.50%, 06/01/2051(c)	300	180,453
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(g)	410	298,782
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	265	271,844

		4,293,432

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	150	153,587

Tennessee – 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	370	342,195
5.125%, 12/01/2042(c)	1,000	903,033
Series 2016-B Zero Coupon, 12/01/2031(c)	150	95,471
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	30	29,700
4.00%, 08/01/2038	100	98,949
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	200	202,004
9.50%, 11/01/2052(c)	400	403,957
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	250	202,929
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	135	39,150
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	221,135

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(c)	$1,000	$368,555
4.00%, 06/01/2051(c)	100	84,369
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	1,000	1,104,235
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	1,000	1,066,973
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	1,000	1,039,338
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	200	164,658
4.25%, 12/01/2024	200	193,500

		6,560,151

Texas – 4.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	202,853
Series 2021-B 5.00%, 10/01/2050(c)	500	442,124
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(c)	500	498,610
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	200	204,271
6.375%, 06/01/2062(c)	250	255,721
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	512,593
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	400	367,299
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	500	494,494

	Principal Amount (000)	U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	$4,760	$343,945
6.00%, 12/01/2062	555	561,715
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	270	265,188
6.25%, 12/01/2054(c)	100	92,327
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	161,140
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	962,292
Culberson County-Allamoore Independent School District Series 2022 5.00%, 02/15/2024	2,400	2,401,192
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(c)	100	100,021
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.40% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	993,221
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	1,000	241,761
Series 2022-B Zero Coupon, 12/01/2042	1,400	500,572
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	508,841
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	450	446,395
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	915	914,613
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	232,875

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$100	$75,432
Series 2022 4.00%, 01/01/2047	100	66,505
5.00%, 01/01/2057	200	149,591
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	922,374
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	2,000	2,035,321
5.00%, 02/15/2025	1,040	1,060,691
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)	500	366,193
Series 2021 2.625%, 01/01/2031(c)	300	250,478
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e) (k)	456	296,492
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,054,160
5.00%, 12/15/2031	1,000	1,064,374
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	3,000	3,355,906
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	2,000	2,185,255

		24,586,835

Utah – 0.3%
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	500	375,371
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2046	1,000	997,596

	Principal Amount (000)	U.S. $ Value

Wohali Public Infrastructure District No. 1 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2023 7.00%, 12/01/2042(c)	$200	$202,095

		1,575,062

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2022 5.00%, 06/01/2052(c)	500	502,531

Virginia – 3.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	481,453
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)	615	598,337
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025(h)	1,000	1,035,789
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	1,000	1,022,677
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	2,000	1,976,728
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,027,725
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	165	155,873
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	151	142,466
Virginia College Building Authority Series 2014-A 5.00%, 02/01/2025 (Pre-refunded/ETM)	1,600	1,600,000
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(c)	1,000	926,806
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034	2,000	2,011,651
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)	430	416,041

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	$4,000	$4,008,043
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(c)	615	604,257
9.224% (SOFR + 5.50%), 06/01/2029(a) (c)	530	516,936

		16,524,782

Washington – 1.2%
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	100	104,545
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	1,000	1,027,705
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	286,523
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	512,240
State of Washington Series 2020-R 5.00%, 07/01/2025	1,000	1,029,199
Series 2022-R 5.00%, 07/01/2025	1,000	1,029,199
Series 2024-C 5.00%, 02/01/2025(h)	1,000	1,019,702
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(c)	1,000	864,987
Series 2019-A 5.00%, 01/01/2055(c)	1,000	655,687

		6,529,787

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(c)	250	203,644
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(c)	1,000	1,060,593

	Principal Amount (000)	U.S. $ Value

Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(c)	$100	$107,672
Series 2023-B 0.00%, 06/01/2053(c) (g)	545	122,390
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	1,000	1,012,968

		2,507,267

Wisconsin – 3.3%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	200	149,270
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	200	200,944
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(h)	2,000	2,247,415
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,038,045
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	63,613
4.00%, 01/01/2057	1,000	577,769
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	77,855
Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036	775	703,757
4.00%, 09/15/2041	765	650,410
4.00%, 09/15/2045	650	519,827
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	100	87,187
Series 2022-A 3.875%, 12/01/2039(c)	460	398,137
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(c)	350	317,432

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	$1,000	$902,204
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	97,929
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 6.00%, 02/01/2062(c)	1,000	1,029,629
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(c)	1,000	1,008,068
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	500	500,910
6.625%, 02/01/2046(c)	375	350,198
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,301,065
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (j) (l) (m)	284	28,400
Series 2022 15.00%, 04/30/2023(d) (f) (j) (l) (m)	600	0
Series 2023 15.00%, 04/30/2023(d) (f) (j) (l) (m)	175	0
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 7.25%, 12/01/2042(c)	265	267,192
7.50%, 12/01/2052(c)	160	162,864
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	295	232,260
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	200	132,470
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)	25	28,364
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,040,733

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(c)	$600	$603,516
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(c)	475	433,037
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	500	341,484
Series 2022 4.00%, 06/01/2049(c)	100	71,966
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,144,725
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(c)	100	100,915
5.00%, 10/01/2027(c)	130	133,224
5.00%, 10/01/2029(c)	100	103,277
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)	500	437,315
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(c)	1,000	801,333

		18,284,739

Total Long-Term Municipal Bonds (cost $511,086,012)		503,075,405

Short-Term Municipal Notes – 10.8%
California – 1.3%
California Statewide Communities Development Authority (Rady Children’s Hospital Obligated Group) Series 2018 3.50%, 08/15/2047(n)	2,460	2,460,000
City of Irvine CA (City of Irvine CA Assessment District No. 03-19) Series 2014-B 3.50%, 09/02/2029(n)	2,466	2,466,000
San Mateo County Transit District Sales Tax Revenue Series 2020-B 2.55%, 06/01/2049(n)	2,250	2,250,000

		7,176,000

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.20%, 11/15/2042(n)	$835	$835,000

Idaho – 0.7%
Idaho Health Facilities Authority (St Luke’s Health System Ltd. Obligated Group/ID) Series 2018-C 3.45%, 03/01/2048(n)	3,900	3,900,000

Illinois – 0.5%
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 3.55%, 01/01/2029(n)	200	200,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 4.40%, 08/01/2035(n)	385	385,000
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.00%, 11/15/2037(n)	2,000	2,000,000

		2,585,000

Indiana – 0.1%
Indiana Municipal Power Agency Series 2019-B 3.45%, 01/01/2042(n)	750	750,000

Iowa – 1.7%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.10%, 02/15/2041(n)	2,000	2,000,000
3.15%, 07/01/2041(n)	7,110	7,110,000

		9,110,000

Maryland – 0.4%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 3.15%, 07/01/2041(n)	2,000	2,000,000

Massachusetts – 0.3%
Massachusetts Health & Educational Facilities Authority (Baystate Total Home Care, Inc.) Series 2009K 3.15%, 07/01/2039(n)	1,400	1,400,000

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.3%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 3.15%, 11/15/2048(n)	$1,460	$1,460,000

New Jersey – 0.7%
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) Series 2009-C 2. 55%, 07/01/2043(n)	4,000	4,000,000

New York – 2.7%
City of New York NY Series 2008-L 3.40%, 04/01/2038(n)	5,050	5,050,000
Series 2013-I 3.15%, 04/01/2036(n)	2,500	2,500,000
Series 2018-E 3.15%, 03/01/2048(n)	4,000	4,000,000
Triborough Bridge & Tunnel Authority Series 2018-2 3.40%, 01/01/2031(n)	3,500	3,500,000

		15,050,000

Ohio – 0.8%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.20%, 11/15/2045(n)	2,775	2,775,000
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2018 3.20%, 01/15/2046(n)	1,900	1,900,000

		4,675,000

Oregon – 0.9%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-B 3.15%, 08/01/2034(n)	5,200	5,200,000

Texas – 0.3%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2011C 3.15%, 11/15/2050(n)	1,400	1,400,000

Total Short-Term Municipal Notes (cost $59,541,000)		59,541,000

Total Municipal Obligations (cost $570,627,012)		562,616,405

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Agency CMBS – 0.3%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$970	$955,863
Series 2021-2, Class X 0.82%, 03/25/2035(o)	970	47,952
Series 2021-3, Class A 3.25%, 08/20/2036	242	224,094
Series 2021-3, Class X 0.79%, 08/20/2036(o)	967	50,843
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XUS 1.004%, 09/25/2036(o)	1,177	84,082

		1,362,834

Non-Agency Fixed Rate CMBS – 0.7%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	189	177,466
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	149	150,158
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	33	3
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(o)	983	48,074
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	202	197,929
Series 2022-1, Class A 4.375%, 09/20/2036	1,960	1,944,302
Series 2022-1, Class X 0.35%, 09/20/2036(o)	981	22,088
Series 2022-2, Class A 4.00%, 10/20/2036	983	944,379
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	274	257,789
Series 2021-1, Class X 0.726%, 12/20/2035(o)	961	43,958
Series 2023-1, Class X 1.492%, 04/20/2037(o)	1,997	221,959

		4,008,105

Non-Agency Floating Rate CMBS – 0.0%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.381% (SOFR + 1.05%), 11/15/2033(a) (c)	250	223,185

Total Commercial Mortgage-Backed Securities (cost $5,718,101)		5,594,124

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. 7.375%, 05/15/2028(p)	$1,000	$1,016,830
Comerica, Inc. 5.625%, 07/01/2025(p)	100	96,926
Fifth Third Bancorp Series L 4.50%, 09/30/2025(p)	100	94,475
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(p)	100	92,693

		1,300,924

Industrial – 0.4%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024(f) (l) (m)	5	3,750

Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	309	246,106
DISH DBS Corp. 5.25%, 12/01/2026(c)	240	189,250
5.75%, 12/01/2028(c)	250	168,392

		603,748

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)	400	370,388
Wild Rivers Water Park 8.50%, 11/01/2051(l) (m)	1,225	892,371

		1,262,759

Consumer Non-Cyclical – 0.1%
Tower Health Series 2020 4.451%, 02/01/2050	400	183,600

Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024(c) (l) (m)	10	7,500

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (e) (l) (m)	200	44,000

		2,105,357

	Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (p)	$225	$219,265

Total Corporates - Non-Investment Grade (cost $4,149,094)		3,625,546

ASSET-BACKED SECURITIES – 0.6%
Autos - Fixed Rate – 0.3%
CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(c)	33	32,981
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)	1,629	1,637,364

		1,670,345

Other ABS - Fixed Rate – 0.3%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)	23	22,750
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051	2,606	1,469,057
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)	195	174,225
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	90	90,762
5.25%, 07/01/2041	103	100,265
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2025(d) (e) (k) (l) (m)	569	0

		1,857,059

Total Asset-Backed Securities (cost $3,939,184)		3,527,404

CORPORATES - INVESTMENT GRADE – 0.3%
Industrial – 0.2%
Consumer Cyclical - Entertainment – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	919,390

Financial Institutions – 0.1%
Banking – 0.1%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(p)	100	94,556

	Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. Series Q 8.818% (SOFR + 3.51%), 05/01/2024(a) (p)	$350	$352,058
Truist Financial Corp. Series Q 5.10%, 03/01/2030(p)	100	92,583
Wells Fargo & Co. 7.625%, 09/15/2028(p)	86	90,441
Series BB 3.90%, 03/15/2026(p)	100	93,675

		723,313

Total Corporates - Investment Grade (cost $1,746,797)		1,642,703

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.359% (SOFR + 3.01%), 07/25/2024(a)	20	19,930
Series 2015-C02, Class 1M2 9.459% (SOFR + 4.11%), 05/25/2025(a)	26	26,971
Series 2016-C01, Class 1M2 12.209% (SOFR + 6.86%), 08/25/2028(a)	60	63,377
Series 2016-C02, Class 1M2 11.459% (SOFR + 6.11%), 09/25/2028(a)	63	66,367
Series 2017-C04, Class 2M2 8.309% (SOFR + 2.96%), 11/25/2029(a)	151	156,061

Total Collateralized Mortgage Obligations (cost $316,190)		332,706

COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - Floating Rate – 0.0%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 6.716% (SOFR + 1.40%), 01/15/2031(a) (c) (cost $169,285)	169	169,370

SHORT-TERM INVESTMENTS – 5.4%
U.S. Treasury Bills – 3.8%
U.S. Treasury Bill Zero Coupon, 03/21/2024 (cost $20,871,760)	21,021	20,870,215

	Shares

Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(q) (r) (s) (cost $8,825,206)	8,825,206	8,825,206

U.S. $ Value

Total Short-Term Investments (cost $29,696,966)	$29,695,421

Total Investments – 110.2% (cost $616,362,629)(t)	607,203,679
Other assets less liabilities – (10.2)%	(55,957,960)

Net Assets – 100.0%	$551,245,719

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	22,700	11/01/2030	1 Day SOFR	3.877%	Annual	$330,229	$—	$330,229
USD	3,900	11/01/2030	1 Day SOFR	3.768%	Annual	31,700	—	31,700
USD	3,700	11/01/2030	1 Day SOFR	3.636%	Annual	1,176	—	1,176
USD	16,600	01/08/2031	1 Day SOFR	3.616%	Annual	6,125	—	6,125
USD	9,900	01/08/2031	1 Day SOFR	3.808%	Annual	129,009	—	129,009

						$498,239	$—	$498,239

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	79	$(9,894)	$(9,320)	$(574)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	238	(29,972)	(25,685)	(4,287)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	462	(58,199)	(55,744)	(2,455)

						$(98,065)	$(90,749)	$(7,316)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	5,000	06/21/2024	MMD 5 Year^	2.970%	Maturity	$101,210	$—	$101,210
Citibank, NA	USD	2,000	03/18/2024	MMD 10 Year^	2.950%	Maturity	91,280	—	91,280
Citibank, NA	USD	2,000	04/11/2024	MMD 10 Year^	2.680%	Maturity	28,598	—	28,598
Citibank, NA	USD	2,000	05/06/2024	MMD 5 Year^	2.740%	Maturity	22,099	—	22,099
Citibank, NA	USD	5,000	05/17/2024	MMD 5 Year^	2.710%	Maturity	44,898	—	44,898
Citibank, NA	USD	5,000	05/24/2024	MMD 5 Year^	3.130%	Maturity	146,630	—	146,630
Citibank, NA	USD	5,000	08/26/2024	MMD 5 Year^	3.250%	Maturity	126,300	—	126,300
Citibank, NA	USD	5,000	08/30/2024	MMD 5 Year^	3.200%	Maturity	141,703	—	141,703
Citibank, NA	USD	2,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	82,295	—	82,295
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	187,734	—	187,734
Morgan Stanley Capital Services LLC	USD	3,000	03/15/2024	MMD 10 Year^	3.000%	Maturity	155,389	—	155,389
Morgan Stanley Capital Services LLC	USD	2,000	03/25/2024	MMD 10 Year^	2.750%	Maturity	48,580	—	48,580

							$1,176,716	$—	$1,176,716

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $94,370,210 or 17.1% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.99% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$1,974,384	$1,995,992	0.36%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020-07/20/2022	1,101,588	60,000	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$100,000	$3,000	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	52,000	29,000	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	188,020	0.03%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019-06/09/2022	978,126	834,491	0.15%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	134,085	39,150	0.01%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	493,452	493,995	0.09%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	915,000	914,613	0.17%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024	05/31/2023	5,000	3,750	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	902,204	0.16%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	0	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(h)	When-Issued or delayed delivery security.
(i)	Inverse floater security.
(j)	Defaulted matured security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2025	01/30/2020	$599,006	$0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	11/05/2015-01/07/2020	463,058	296,492	0.05%

(l)	Fair valued by the Adviser.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	IO - Interest Only.
(p)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(q)	Affiliated investments.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)	The rate shown represents the 7-day yield as of period end.
(t)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,010,166 and gross unrealized depreciation of investments was $(19,501,477), resulting in net unrealized depreciation of $(7,491,311).

As of January 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

LIBOR – London Interbank Offered Rate

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$503,047,005	$28,400	(a)	$503,075,405
Short-Term Municipal Notes	—	59,541,000	—		59,541,000
Commercial Mortgage-Backed Securities	—	5,594,124	—		5,594,124
Corporates - Non-Investment Grade	—	2,677,925	947,621		3,625,546
Asset-Backed Securities	—	3,527,404	0	(a)	3,527,404
Corporates - Investment Grade	—	1,642,703	—		1,642,703
Collateralized Mortgage Obligations	—	332,706	—		332,706
Collateralized Loan Obligations	—	169,370	—		169,370
Short-Term Investments:
U.S. Treasury Bills	—	20,870,215	—		20,870,215
Investment Companies	8,825,206	—	—		8,825,206
Liabilities:
Floating Rate Notes(b)	(44,670,000)	—	—		(44,670,000)

Total Investments in Securities	(35,844,794)	597,402,452	976,021	(a)	562,533,679
Other Financial Instruments(c):
Assets:
Centrally Cleared Interest Rate Swaps	—	498,239	—		498,239
Interest Rate Swaps	—	1,176,716	—		1,176,716
Liabilities:
Credit Default Swaps	—	(98,065)	—		(98,065)

Total	$(35,844,794)	$598,979,342	$976,021	(a)	$564,110,569

(a)	The Fund held securities with zero market value at period end.
(b)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(c)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,157	$112,833	$109,165	$8,825	$309